Long-Term Debt (Details Textual) (USD $)	12 Months Ended								1 Months Ended			1 Months Ended		3 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended						1 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended							12 Months Ended				12 Months Ended		12 Months Ended	3 Months Ended		1 Months Ended												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Facility A and Facility B [Member]	Dec. 31, 2012 Facility A [Member]	Dec. 31, 2012 Facility B [Member]	Dec. 31, 2012 March 31, 2014 [Member]	Dec. 31, 2012 April 1, 2014 [Member]	Oct. 31, 2011 Deutsche Bank Nederland [Member]	Sep. 30, 2011 Deutsche Bank Nederland [Member]	Dec. 31, 2011 Deutsche Bank Nederland [Member]	Jul. 31, 2011 Fourth Supplemental Agreement With Credit Suisse [Member]	Oct. 31, 2011 Fourth Supplemental Agreement With Credit Suisse [Member]	Sep. 30, 2011 Fifth Supplemental Agreement With Credit Suisse [Member]	Dec. 31, 2011 Fifth Supplemental Agreement With Credit Suisse [Member]	Feb. 29, 2012 Letter With Credit Suisee [Member]	Feb. 29, 2012 Credit Suisee [Member]	Dec. 31, 2012 Credit Suisee [Member]	Feb. 29, 2012 Credit Suisee [Member] February 8, 2012 [Member]	Feb. 29, 2012 Credit Suisee [Member] April 30, 2012 [Member]	Feb. 29, 2012 Credit Suisee [Member] May 10, 2012 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning October 1, 2014 [Member]	May 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] Beginning April 1, 2015 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2013 and December 31 2013 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2014 and December 31 2014 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] January 1 2015 and December 31 2015 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] April 1 2014 and Ending On September 30 2014 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] October 1 2014 and Ending On March 31 2015 [Member]	Dec. 31, 2012 Sixth Supplemental Agreement With Credit Suisse [Member] After March 31, 2015 [Member]	Dec. 23, 2011 First Business Bank [Member]	Mar. 31, 2012 First Business Bank [Member]	Dec. 31, 2012 First Business Bank [Member]	Dec. 31, 2011 First Business Bank [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria One [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria Two [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria Three [Member]	Dec. 31, 2012 First Business Bank [Member] Criteria Four [Member]	Dec. 31, 2012 ABN Amro Facility [Member]	Dec. 31, 2011 ABN Amro Facility [Member]	Dec. 31, 2010 ABN Amro Facility [Member]	Dec. 31, 2012 Deutsche Bank One [Member]	Dec. 31, 2012 Deutsche Bank Two [Member]	Dec. 31, 2012 Credit Suisse One [Member]	Dec. 31, 2011 Credit Suisse One [Member]	Dec. 31, 2012 Credit Suisse Two [Member]	Dec. 31, 2011 Credit Suisse Two [Member]	Dec. 31, 2012 Deutsche Bank [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility A and Facility B [Member]	Dec. 31, 2012 Deutsche Bank [Member] Facility A and Facility B [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility A [Member]	Feb. 28, 2013 Deutsche Bank [Member] Facility A [Member]	Jan. 31, 2013 Deutsche Bank [Member] Facility A [Member]	Dec. 31, 2012 Deutsche Bank [Member] Facility A [Member]	Nov. 30, 2012 Deutsche Bank [Member] Facility A [Member]	Oct. 31, 2012 Deutsche Bank [Member] Facility A [Member]	Mar. 31, 2013 Deutsche Bank [Member] Facility B [Member]	Feb. 28, 2013 Deutsche Bank [Member] Facility B [Member]	Jan. 31, 2013 Deutsche Bank [Member] Facility B [Member]	Dec. 31, 2012 Deutsche Bank [Member] Facility B [Member]	Nov. 30, 2012 Deutsche Bank [Member] Facility B [Member]	Oct. 31, 2012 Deutsche Bank [Member] Facility B [Member]	Dec. 31, 2012 Deutsche Bank [Member] January 1 2013 and December 31 2013 [Member]	Dec. 31, 2012 Deutsche Bank [Member] January 1 2014 and December 31 2014 [Member]	Dec. 31, 2012 Deutsche Bank [Member] January 1 2015 and December 31 2015 [Member]	Dec. 31, 2012 Credit Suisse Three [Member]	Dec. 31, 2011 Credit Suisse Three [Member]
Long-term Debt, Maturities, Repayment Terms				Provides for monthly repayments of $20 for each of Facility A and Facility B commencing September 30, 2012 through April 30, 2013 and a monthly repayment of $11.5 for each of Facility A and Facility B on May 31, 2013	Provides for quarterly repayments of $337 for Facility A commencing June 30, 2014, which quarterly repayments have been reduced from $750	Provides for quarterly repayments of $337 for Facility B commencing June 30, 2014																													Fifteen quarterly installments of $837.5 and a balloon payment of $10,675, payable together with the last installment due on December 16, 2016.									Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.	Five monthly repayments of $20 through April 30, 2013 and a monthly repayment of $11.5 on May 31, 2013, thereafter six consecutive quarterly repayments of $337 commencing on June 30, 2014 followed by one balloon payment of $12,607.5 due on December 31, 2015.	Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.		Seven quarterly installments of $286 commencing on June 30, 2014 and a balloon payment of $6,168 payable together with the last installment due on December 31, 2015.																				Seven quarterly installments of $350 commencing on June 30, 2014 and a balloon payment of $17,660 payable together with the last installment due on December 31, 2015.
Debt Instrument, Interest Rate Terms	interest at LIBOR plus a margin																					LIBOR plus 1% until March 31, 2014 from a current interest margin of 3.25
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	1.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	4.00%
Long-term Debt, Weighted Average Interest Rate	2.70%	2.90%
Interest Expense, Debt	$ 2,415,000	$ 3,173,000	$ 3,932,000
Interest Costs Capitalized		282,000
Debt Instrument, Periodic Payment										750,000						700,000																	837,500	1,675,000	837,500
Debt Instrument Due Date										Sep. 18, 2011
Debt Instrument, Maturity Date, Description									due on November 1, 2011, to January 2012	December 2015		due in July 2011 until September 2011
Debt Instrument Deferred Payment									360,000
Interest Payable, Current											750,000
Reduction in Balloon Payment						16,009,000
Line of Credit Facility, Interest Rate Description					LIBOR plus 2.25%	LIBOR plus 4.25%	LIBOR plus 1%	LIBOR plus 3.25%
Restructuring Costs							1,480,000
Debt Instrument, Annual Principal Payment												2,000,000
Long-term Debt, Gross													19,800,000
Pledged Assets Separately Reported, Loans Pledged as Collateral, at Fair Value															1,000,000
Percentage of Credit Facility Margin Increased														3.25%
Percentage of Credit Facility Margin Reduced														2.75%
Debt Instrument, Payment Terms																due on January 31, 2012 until the next repayment date April 30, 2012, which was further deferred to May 31, 2012 as per letter dated April 25, 2012		due and payable on the earlier of March 31, 2014				Defer further principal repayments until March 31, 2014													due on December 16, 2011 until the next repayment date on March 16, 2012						The facility, which would be available for drawdown until December 31, 2012, is repayable in 20 quarterly installments plus a balloon payment
Debt Instrument, Periodic Payment, Interest																	348,000		147,000	201,000	147,000												197,000		197,000
Restricted Cash and Cash Equivalents, Current	0	1,125,000																				1,125,000
Required Minimum Ratio																								115.00%	120.00%	135.00%
Loans Payable to Bank, Current	89,169,000	88,946,000																36,450,000
Debt Instrument Outstanding Percentage																		5.00%
Notice From First Business Bank																																			(i) pay the $1,675 repayment installment due in March 2012, (ii) pay accrued interest and (iii) pay default interest constitute an event of default
Long-term Debt	89,169,000	88,946,000																1,823,000																	23,237,000	23,237,000							32,400,000			8,170,000	19,099,000	8,170,000	17,351,000																			20,110,000	0
Debt Instrument, Debt Default, Description of Notice of Default	On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default.																																		On July 11, August 22, November 28 and December 19, 2012, the Company received notices from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default
Line of Credit Facility, Maximum Borrowing Capacity																																										32,400,000
Long-term debt, Current portion	89,169,000	88,946,000																																	23,237,000	23,237,000										8,170,000	19,099,000	8,170,000	17,351,000																			20,110,000	0
Average Corporate Liquidity, Minimum																																			3,000,000
Debt Instrument, Restrictive Covenants																																			The covenants described above are tested annually on December 31st.		Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000	Leverage ratio: the corporate guarantor's leverage ratio shall not at any time exceed 55%	Ratio of EBITDA to net interest expense shall not be less than 3	Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter
Consolidated Leverage Ratio																							not be greater than 2.5:1.0																											not be greater than 2.5:1.0
Liquidity Ratio Description																							it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel																											it maintains (on a consolidated basis) on each day falling after June 30, 2014, cash in an amount equal to the higher of $2,500 and $500 per vessel
Interest Coverage Ratio Description																											not be less than 2.0:1.0	not be less than 3.5:1.0	not be less than 4.5:1.0																																				not be less than 2.0:1.0	not be less than 3.5:1.0	not be less than 4.5:1.0
Financed Vessel Percentage																														115.00%	120.00%	135.00%
Line of Credit Facility, Periodic Payment																																																			120,000	120,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000	20,000
Line of Credit Facility, Periodic Payment, Interest																																																				$ 165,000